Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Stockholders' Equity

17. Stockholders’ Equity

Common Stock

Holders of our common stock are entitled to one vote per share on all matters submitted for action by the stockholders and share equally, share-for-share, if dividends are declared on the common stock. In the event of any liquidation, dissolution or winding up of our company or upon the distribution of our assets, all assets and funds remaining after payment in full of our debts and liabilities, and after the payment of all liquidation preferences, if any, applicable to any outstanding preferred stock, would be divided and distributed among the holders of our common stock ratably. There are no redemption or sinking fund requirements applicable to shares of our common stock.

Common Stock Repurchase Program

2012 stock repurchase program.

On June 6, 2012, our Board of Directors authorized a two-year stock repurchase program of up to $250.0 million (the “2012 Repurchase Program”). During the year ended December 31, 2012, we repurchased and retired 1,681,029 shares of our common stock for an average price per share of $29.76, using cash on hand, with a value equivalent to approximately $50.0 million. At December 31, 2012, a balance of approximately $200.0 million remained available under the 2012 Repurchase Program.

2009 stock repurchase program.

On November 4, 2009, our Board of Directors authorized a two-year stock repurchase program (the “2009 Repurchase Program”) of up to $500.0 million and terminated the $50.0 million stock repurchase program authorized in February 2009.

On November 9, 2009, we entered into an accelerated share buyback agreement (“Master Agreement”) with an investment bank. On the same day, FTI Consulting and the investment bank executed a supplemental confirmation to effect a $250.0 million accelerated stock buyback transaction pursuant to the Master Agreement.

On November 12, 2009, FTI Consulting paid $250.0 million to the investment bank and received a substantial majority of the shares to be delivered by the investment bank in the accelerated buyback transaction. On December 10, 2009, FTI Consulting received additional shares bringing the total shares delivered in 2010 to 4,874,807 shares of FTI Consulting common stock. This transaction was accounted for as two separate transactions, a share repurchase and a forward contract indexed to our own stock.

The repurchase of shares was accounted for as a share retirement resulting in a reduction of common stock issued and outstanding of 4,874,807 shares and a corresponding reduction in common stock and additional paid-in capital of $250.0 million. Final settlement of the repurchase transaction was scheduled for no later than July 9, 2010 and could occur earlier at the option of the investment bank or later under certain circumstances. On January 22, 2010, FTI Consulting received notice that the investment bank exercised its rights to terminate the accelerated buyback transaction. As a result, FTI Consulting received an additional 580,784 shares of common stock in January 2010, bringing the total shares repurchased pursuant to the accelerated buyback transaction to 5,455,591 shares at a purchase price of $45.82 per share. No cash was required to complete the final delivery of shares. The additional shares received were accounted for as a share retirement in the first quarter of 2010.

For the year ended December 31, 2009, the forward contract was anti-dilutive as the forward contract represented a contingent number of shares that would be delivered to FTI Consulting by the investment bank. As the shares were anti-dilutive, their impact was not considered in the computation of earnings per share for the year ended December 31, 2009 in accordance with the guidance of ASC 260, Earnings Per Share. The shares were removed from the count used for the calculation of earnings per share after delivery to FTI Consulting.

After the accelerated buyback transaction settled in January 2010, a balance of $250.0 million remained available under the stock repurchase program to fund stock repurchases by the Company. During 2010, we purchased and retired 1,178,089 shares of our common stock for a total cost of approximately $40.6 million. We made no open market purchases in 2009.

On March 2, 2011, we entered into a supplemental confirmation with Goldman Sachs for a $209.4 million accelerated stock buyback transaction (the “2011 ASB”), pursuant to the Master Agreement. On March 7, 2011, we paid $209.4 million to Goldman Sachs using available cash on hand and received 4,433,671 shares of FTI Consulting common stock, representing a majority of the total number of shares expected to be delivered pursuant to the 2011 ASB. On May 17, 2011, we received additional shares bringing the total number of shares of our common stock delivered pursuant to the 2011 ASB to 5,061,558 shares. As permitted by the Master Agreement and the 2011 ASB, on September 2, 2011, Goldman Sachs accelerated the termination date of the 2011 ASB which was to occur no later than December 2, 2011. On September 8, 2011, we received an additional 671,647 shares of FTI Consulting common stock, bringing the total number of shares of our common stock delivered pursuant to the 2011 ASB to 5,733,205. The repurchase of shares was accounted for as a share retirement resulting in a reduction of common stock issued and outstanding of 5,733,205 shares and a corresponding reduction in common stock and additional paid-in capital of $209.4 million. The completion of the 2011 ASB completed the 2009 Repurchase Program.